Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions						12 Months Ended
	Aug. 22, 2018 CNY (¥)	Aug. 22, 2018 $ / shares	May 18, 2018 CNY (¥)	May 18, 2018 $ / shares	May 09, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 28, 2018 ¥ / shares
Disclosure of significant investments in associates and joint ventures [line items]
Impairment loss						¥ 1,010
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Number of shares acquired | shares						1,871,875,329
Per share value | ¥ / shares						¥ 6.9511
Total investment in associate						¥ 13,014
Ownership interest in associate						43.686%	[1]	43.686%
Impairment loss						¥ 0		¥ 0
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Per share value | $ / shares									$ 3.45
Ownership interest in associate						29.59%	[2]	29.79%
Cash dividend declared, per share | $ / shares		$ 0.140		$ 0.155
Cash dividend received	¥ 274		¥ 284
Impairment loss						¥ 1,010	[2]	¥ 1,010
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Per share value | ¥ / shares										¥ 5.17
Ownership interest in associate						10.29%	[3]	10.56%
Cash dividend declared, per share | ¥ / shares					¥ 0.0198
Cash dividend received					¥ 63
Impairment loss						¥ 0		¥ 0
Restricted period of the investment						36 months
Glorious Fortune Forever Limited [member] | Joy City Commercial Property Fund L.P. (Joy City) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of investment in associate						66.67%
China Century Core Fund Limited ("Century Core Fund") [member] | Mapleleaf Century Limited (MCL) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Percentage of investment in associate						75.00%

[1]	On 14 December 2018, the Company subscribed for 1,871,875,329 additional shares offering of CGB at RMB6.9511 per share, with a total consideration including the transaction fees of RMB13,014 million. Upon the completion of the transaction, the Company held 43.686% equity of CGB after the capital increase, and the proportion remained unchanged. On 1 January 2019, CGB began to adopt IFRS 9 and adjusted its equity to reflect the accumulated impact of adopting IFRS 9. The adoption of IFRS 9 by CGB has an impact on the Group's equity as at 1 January 2019 accordingly, which is still under evaluation.
[2]	The 2017 final dividend of HKD0.155 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2018. The Company received a cash dividend amounting to RMB284 million. The 2018 interim dividend of HKD0.140 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 22 August 2018. The Company received a cash dividend amounting to RMB274 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 31 December 2018, the stock price of Sino-Ocean was HKD3.45 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2018. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2018.
[3]	The 2017 final dividend of RMB0.0198 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 9 May 2018. The Company received a cash dividend amounting to RMB63 million. China Unicom's share price on 28 December 2018 (the last trading day of 2018) was RMB5.17 per share.